Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	$ 760,033	$ 750,220	$ 757,283
Allowance for credit losses	[1]	6,507	6,328	6,372
Net	[1]	753,526	743,892	750,911
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		344,168		344,182
Allowance for credit losses		1,188		1,084
Net		342,980		343,098
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		105,528		104,170
Allowance for credit losses		2,340		2,414
Net		103,188		101,756
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		292,758		291,822
Allowance for credit losses		1,740		1,637
Net		291,018		290,185
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	6,399	6,119	5,726
Allowance for credit losses	[2]	2,000	1,904	1,881
Net	[2]	4,399	4,215	3,845
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,774	1,776	1,564
Allowance for credit losses	[2]	533	486	514
Net	[2]	1,241	1,290	1,050
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	6
Allowance for credit losses	[2]	1
Net	[2]	5
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,370	1,342	1,183
Allowance for credit losses	[2]	401	384	372
Net	[2]	969	958	811
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	734	701	691
Allowance for credit losses	[2]	389	387	372
Net	[2]	345	314	319
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,258	1,103	1,098
Allowance for credit losses	[2]	283	267	264
Net	[2]	975	836	834
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	401	399	356
Allowance for credit losses	[2]	135	127	97
Net	[2]	266	272	259
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	856	798	834
Allowance for credit losses	[2]	258	253	262
Net	[2]	598	545	572
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	2,178	2,055	1,864
Allowance for credit losses	[2]	580	533	498
Net	[2]	1,598	1,522	1,366
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,175	1,180	1,176
Allowance for credit losses	[2]	656	623	664
Net	[2]	519	557	512
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	3,046	2,884	2,686
Allowance for credit losses	[2]	764	748	719
Net	[2]	$ 2,282	$ 2,136	$ 1,967

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Interest income recognized on impaired loans during the three months ended April 30, 2024 was $22 (January 31, 2024 – $18; October 31, 2023 – $15).